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X-Square Municipal Income ETF
Summary Information — X-Square Municipal Income ETF
Investment Objective
X-Square Municipal Income ETF (the “Fund”) seeks to provide income exempt from federal income tax.
Fund Fees and Expenses

The table below describes the fees and expenses that you pay if you buy, hold, and sell shares of the Fund (“Shares”). Future expenses may be greater or less. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below. Please contact your financial intermediary about whether such a commission may apply to your transaction. More information about these fees is available from your financial intermediary and in Shareholder Information on page 21 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	X-Square Municipal Income ETF X-Square Municipal Income ETF Shares USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	X-Square Municipal Income ETF X-Square Municipal Income ETF Shares
Management Fee	0.65%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	9.88%	[1]
Acquired Fund Fees and Expenses	0.03%	[2]
Total Annual Fund Operating Expenses	10.56%	[3]
Fee Waiver/Reimbursement	(9.42%)
Total Annual Fund Operating Expenses After Fee Waiver/Reimbursement	1.14%
[1]	Other expenses are based on estimated amounts for the current fiscal year and are calculated as a percentage of the Fund’s net assets.
[2]	Acquired Fund Fees and Expenses, which are estimated based on amounts for the Fund’s initial fiscal period, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Adviser has contractually agreed to waive its management fees and/or to make payments to limit Fund expenses so that the total annual operating expenses (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Adviser)) of the Fund do not exceed 1.00% of the Fund’s average daily net assets October 31, 2025. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of foregoing expense limit in place at the time of waiver/reimbursement or the expense limits at the time of recoupment. This agreement may only be terminated by the Board of Trustees on sixty days’ notice to the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares. The example reflects the fee waiver and expense reimbursements for the duration of the waiver/reimbursement period only.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
X-Square Municipal Income ETF | X-Square Municipal Income ETF Shares | USD ($)	116	2,189	4,039	7,833

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses table or in the Example above, may affect the Fund’s performance. During the period May 18, 2023 (commencement of operations) through September 30, 2023, the Fund’s portfolio turnover rate was 0.90% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a non-diversified portfolio of U.S. dollar-denominated municipal securities issued by Puerto Rico, Guam and the U.S. Virgin Islands.

Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes, if any) in tax-exempt municipal securities, the income from which is exempt from both federal and state income tax (“80% investment policy”). The Fund expects to invest up to 100% of its assets in tax-exempt municipal securities issued by Puerto Rico, Guam and the U.S. Virgin Islands. Municipal securities may be of any maturity, duration or credit rating including those rated below investment grade (commonly known as “junk bonds”). The Fund considers non-investment grade fixed income securities to be those that are rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”).

Under normal market conditions, the Adviser expects to invest the Fund’s assets in accordance with the following ranges:

●	Puerto Rico: 65% - 80%

●	U.S. Virgin Islands: 10% - 25%

●	Guam: 5% - 10%

The Fund’s adviser, X-Square Capital LLC (the “Adviser”), identifies municipal security investments by analyzing the issuer’s legal and economic fundamentals, strength and quality of revenues and other fundamentals. The Adviser seeks to maximize the liquidity of the Fund’s portfolio by identifying individual bonds with favorable liquidity and trading volume characteristics. In seeking to provide attractive yield for the Fund, the Adviser will invest in individual bonds that it considers to be attractive relative values. In particular, the Adviser intends to analyze the macroeconomic environment of each issuer, including levels and trends of tax receipts, inflation, demographic trends, existing and proposed legislation, as well as their debt issuance calendar and ratios of debt to GDP and debt to GNP. Furthermore, as a consequence of the debt restructuring of Puerto Rico, its financial reporting has improved. This transparency enables the Adviser to conduct timely, fundamental analysis for tax supported debt, revenue bonds, industry factors, revenue trends, state of infrastructure, CAPEX trends and maintenance schedules.

The Fund is a “non-diversified” fund which means that the Fund may invest in fewer securities at any one time than a diversified fund.

Other Principal Investments

During temporary defensive periods (e.g., in response to adverse market, economic or political conditions), the Fund may invest up to 100% of its total assets in liquid, short-term investments, including high quality, short-term securities. The Fund may not achieve its investment objective under these circumstances. The Adviser’s determination that it is temporarily unable to follow the Fund’s investment strategy or that it is impractical to do so will generally occur only in situations in which a market disruption event has occurred and where trading in the securities selected through application of the Fund’s investment strategy is extremely limited or absent.

Principal Risks of Investing in the Fund
Performance

The Fund does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of investment operations, this section will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Fund performance current to the most recent month-end is available and may be obtained on the Fund’s website at www.xsquarecapital.com or by calling (787) 282-1621, which may provide some indication of the risks of investing in the Fund.

X-Square Municipal Income ETF | Risk Lose Money [Member]
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
X-Square Municipal Income ETF | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
X-Square Municipal Income ETF | Fixed Income Risk

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

X-Square Municipal Income ETF | Municipal Securities Risk

Municipal Securities Risk. The municipal securities market could be significantly affected by adverse political and legislative changes, as well as uncertainties related to taxation or the rights of municipal security holders. Changes in the financial health of a municipality or other issuer, or an insurer of municipal securities, may make it difficult for it to pay interest and principal when due and may affect the overall municipal securities market. To the extent that the Fund invests a significant portion of its assets in the municipal securities of a particular state or U.S. territory or possession, there is greater risk that political, regulatory, economic or other developments within that jurisdiction may have a significant impact on the Fund’s investment performance. Declines in real estate prices and general business activity may reduce the tax revenues of state and local governments. Municipal issuers have on occasion defaulted on obligations, been downgraded, or commenced insolvency proceedings.

The governments of Puerto Rico, Guam and the U.S. Virgin Islands are subject to the PROMES Act which provides that any bankruptcy restructuring regarding these territories is to be overseen by a financial oversight and control board, instead of a bankruptcy court. Accordingly, the Fund may not receive the same treatment in a bankruptcy overseen by the financial oversight and control board as it would in a bankruptcy proceeding overseen by a court.

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Puerto Rico. Because the Fund invests a substantial percentage of its assets in municipal bonds issued by Puerto Rico, the Fund is susceptible to economic, political, regulatory or other factors adversely affecting issuers in Puerto Rico.

●	Guam. Guam’s economy is heavily dependent upon support from the U.S. Treasury and tourism, particularly from Japan, which makes Guam’s economy sensitive to fluctuations in Japan’s economy.

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U.S. Virgin Islands. The economy of the U.S. Virgin Islands is driven by tourism, which typically accounts for a substantial portion of gross domestic product and a significant share of employment. The U.S. Virgin Islands government carries a large public sector payroll and taxes continue account for a significant share of government revenues and had numerous years of budget imbalances.

X-Square Municipal Income ETF | Tax Risk

Tax Risk. The Fund will be treated as a “C” corporation for federal tax purposes. Because of its concentration in certain investments, the Fund is not eligible to elect to be a regulated investment company under the Internal Revenue Code. Accordingly, unlike such a company (which has no entity level federal income tax liability if it distributes all of its taxable income to its shareholders), the Fund generally is subject to federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%) as well as state and local income taxes. The payment of corporate income taxes imposed on the Fund will decrease cash available for distribution to shareholders.

X-Square Municipal Income ETF | High-Yield Bond Risk

High-Yield Bond Risk. Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the

Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price. Defaulted securities or those subject reorganization proceeding may become worthless and are illiquid.

X-Square Municipal Income ETF | Credit Risk

Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a security is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

X-Square Municipal Income ETF | Interest Rate Risk

Interest Rate Risk. The risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes than a fund with a shorter average portfolio duration.

X-Square Municipal Income ETF | Absence of Prior Active Market Risk

Absence of Prior Active Market Risk. While the Fund’s Shares are listed on the Fund’s listing exchange, there can be no assurance that active trading markets for the Shares will be maintained. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

X-Square Municipal Income ETF | Active Management Risk

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on the Adviser’s investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

X-Square Municipal Income ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as authorized participants (“Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

X-Square Municipal Income ETF | Early Close/Trading Halt Risk

Early Close/Trading Halt Risk: An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

X-Square Municipal Income ETF | ETF Structure Risk

ETF Structure Risk. The Fund is structured as an ETF and as a result is subject to the special risks, including:

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Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

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Trading Issues. An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

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Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

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In times of market stress, market makers may step away from their role market making in the Shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and an ETF’s NAV.

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The market price of the Shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than an ETF’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

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When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from an ETF’s domestic trading day, which could lead to differences between the market value of the Shares and an ETF’s NAV.

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In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of an ETF’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and an ETF’s NAV.

X-Square Municipal Income ETF | Issuer Risk

Issuer Risk. Changes in the financial condition or credit rating of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value. The values of securities of smaller, less well-known issuers can be more volatile than those of larger issuers. Issuer-specific events can have a negative impact on the value of the Fund.

X-Square Municipal Income ETF | Liquidity Risk

Liquidity Risk. If the Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, shareholders may be required to liquidate or transfer their Fund shares at an inopportune time and shareholders may lose money and/

or be taxed on their investment. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity for the Fund’s shares in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

X-Square Municipal Income ETF | Market and Geopolitical Risk

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, war, terrorism, regulatory events, governmental or quasi-governmental actions, and public health emergencies. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

X-Square Municipal Income ETF | New Adviser Risk

New Adviser Risk. The Adviser has limited experience managing an ETF. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the Adviser’s management of other types of individual and institutional accounts. As a result, investors do not have a long-term track record of managing an ETF from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund.

X-Square Municipal Income ETF | New Fund Risk

New Fund Risk. The Fund is a new ETF and has a limited history of operations for investors to evaluate. If the Fund does not grow large in size, it will be at greater risk than larger funds of wider bid-ask spreads for its shares, trading at a greater premium or discount to NAV, liquidation and/or a stop to trading. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

X-Square Municipal Income ETF | Risk Nondiversified Status [Member]
Non-Diversification Risk. The Fund’s portfolio may focus on a limited number of investments and will be subject to potential for volatility than a diversified fund.
X-Square Municipal Income ETF | Shares May Trade at Prices Other Than NAV Risk

Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.